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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04295

State Street Research Money Market Trust

One Financial Center, Boston, MA 02111-2690

Richard S. Davis, CEO

One Financial Center, Boston MA 02111-2690

Registrant’s telephone number, including area code: 617-357-1200

Date of fiscal year end: 3/31

Date of reporting period: 7/1/04 - 1/28/05

=================== STATE STREET RESEARCH MONEY MARKET FUND ====================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended January 28, 2005 with respect to which the registrant was entitled to vote.

The fund's proxy voting record reported on this form is for the period July 1,
2004 through January 31, 2005, the date on which the fund reorganized with the
BlackRock Money Market Portfolio, a series of BlackRock Funds (the "BlackRock
Portfolio"). The proxy voting record of the BlackRock Portfolio for the period
July 1, 2004 through June 30, 2005 may be found on its Form N-PX filed with the
Securities and Exchange Commission on, or shortly before, August 31, 2005 (CIK #
0000844779, File No. 811-05742).

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) State Street Research Money Market Trust

/s/ Richard S. Davis,

Chairman

Date    August 22, 2005